Investments (Tables)	12 Months Ended
Dec. 31, 2013
Investments [Abstract]
Investments [Table Text Block]
Investments accounted for using the equity method consist of:

	December 31,
	2013	2012
	(Millions)
OPPL - 50%	$452	$454
Gulfstream - 50%	333	348
Discovery - 60% (1)	527	350
Laurel Mountain - 51% (1)	481	444
Caiman II - 47.5%	256	67
Other	138	137
	$2,187	$1,800
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(1)
We account for these investments under the equity method due to the significant participatory rights of our partners such that we do not control or are otherwise not the primary beneficiary of the investments.

Dividends and distributions [Table Text Block]

	Years Ended December 31,
	2013	2012	2011
	(Millions)
Gulfstream	$81	$78	$60
Discovery	12	21	40
Aux Sable Liquid Products L.P.	20	28	35
OPPL	27	28	19

Summarized Financial Position and Results of Operations of Equity Method Investments [Table Text Block]
Summarized Financial Position and Results of Operations of All Equity-Method Investments

	December 31,
	2013	2012
	(Millions)
Assets (liabilities):
Current assets	$412	$366
Noncurrent assets	5,956	5,225
Current liabilities	(264)	(247)
Noncurrent liabilities	(1,305)	(1,301)

	Years Ended December 31,
	2013	2012	2011
	(Millions)
Gross revenue	$1,333	$1,213	$1,242
Operating income	367	378	535
Net income	291	309	460